CONSOLIDATED BALANCE SHEETS Parenthetical (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Bloomin’ Brands, Inc. Stockholders’ Equity
Preferred stock, par value (in USD per share)	$ 0.01	$ 0.01	$ 0
Preferred stock, shares authorized	25,000,000	25,000,000	0
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in USD per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	475,000,000	475,000,000	120,000,000
Common stock, shares issued	122,569,475	121,148,451	106,573,193
Common stock, shares outstanding	122,569,475	121,148,451	106,573,193